UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2025

Overseas Stock Fund

Investor Class (TROSX)

This semi-annual shareholder report contains important information about Overseas Stock Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - Investor Class	$40	0.77%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$23,071,128
Number of Portfolio Holdings	149

Portfolio Turnover Rate	12.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	24.2%
Industrials & Business Services	16.1
Health Care	11.5
Consumer Discretionary	11.0
Information Technology	10.8
Consumer Staples	8.0
Materials	5.3
Energy	3.3
Communication Services	3.2
Other	6.6

Top Ten Holdings (as a % of Net Assets)

Siemens	3.0%
Nestle	2.4
Unilever	2.2
Taiwan Semiconductor Manufacturing	2.0
SAP	1.9
Muenchener Rueckversicherungs-Gesellschaft	1.8
AstraZeneca	1.7
Roche Holding	1.6
ASML Holding	1.6
Tokio Marine Holdings	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F165-053 6/25

Overseas Stock Fund

Investor Class (TROSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2025

Overseas Stock Fund

Advisor Class (PAEIX)

This semi-annual shareholder report contains important information about Overseas Stock Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - Advisor Class	$54	1.06%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$23,071,128
Number of Portfolio Holdings	149

Portfolio Turnover Rate	12.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	24.2%
Industrials & Business Services	16.1
Health Care	11.5
Consumer Discretionary	11.0
Information Technology	10.8
Consumer Staples	8.0
Materials	5.3
Energy	3.3
Communication Services	3.2
Other	6.6

Top Ten Holdings (as a % of Net Assets)

Siemens	3.0%
Nestle	2.4
Unilever	2.2
Taiwan Semiconductor Manufacturing	2.0
SAP	1.9
Muenchener Rueckversicherungs-Gesellschaft	1.8
AstraZeneca	1.7
Roche Holding	1.6
ASML Holding	1.6
Tokio Marine Holdings	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F225-053 6/25

Overseas Stock Fund

Advisor Class (PAEIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2025

Overseas Stock Fund

I Class (TROIX)

This semi-annual shareholder report contains important information about Overseas Stock Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - I Class	$34	0.66%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$23,071,128
Number of Portfolio Holdings	149

Portfolio Turnover Rate	12.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	24.2%
Industrials & Business Services	16.1
Health Care	11.5
Consumer Discretionary	11.0
Information Technology	10.8
Consumer Staples	8.0
Materials	5.3
Energy	3.3
Communication Services	3.2
Other	6.6

Top Ten Holdings (as a % of Net Assets)

Siemens	3.0%
Nestle	2.4
Unilever	2.2
Taiwan Semiconductor Manufacturing	2.0
SAP	1.9
Muenchener Rueckversicherungs-Gesellschaft	1.8
AstraZeneca	1.7
Roche Holding	1.6
ASML Holding	1.6
Tokio Marine Holdings	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F521-053 6/25

Overseas Stock Fund

I Class (TROIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2025

Overseas Stock Fund

Z Class (TRZSX)

This semi-annual shareholder report contains important information about Overseas Stock Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$23,071,128
Number of Portfolio Holdings	149

Portfolio Turnover Rate	12.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	24.2%
Industrials & Business Services	16.1
Health Care	11.5
Consumer Discretionary	11.0
Information Technology	10.8
Consumer Staples	8.0
Materials	5.3
Energy	3.3
Communication Services	3.2
Other	6.6

Top Ten Holdings (as a % of Net Assets)

Siemens	3.0%
Nestle	2.4
Unilever	2.2
Taiwan Semiconductor Manufacturing	2.0
SAP	1.9
Muenchener Rueckversicherungs-Gesellschaft	1.8
AstraZeneca	1.7
Roche Holding	1.6
ASML Holding	1.6
Tokio Marine Holdings	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1265-053 6/25

Overseas Stock Fund

Z Class (TRZSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TROSX Overseas Stock Fund
PAEIX Overseas Stock Fund–
.
Advisor Class
TROIX Overseas Stock Fund–
.
I Class
TRZSX Overseas Stock Fund–
.
Z Class

T. ROWE PRICE Overseas Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 13.17 $ 11.17 $ 10.21 $ 13.46 $ 10.07 $ 10.87
Investment
activities
Net investment
income
(1)(2)
0.16 0.28 0.29 0.27 0.24 0.16
Net realized and
unrealized gain/
loss 0.74 2.00 0.93 (3.27) 3.32 (0.72)
Total from
investment
activities 0.90 2.28 1.22 (3.00) 3.56 (0.56)
Distributions
Net investment
income (0.30) (0.28) (0.25) (0.25) (0.17) (0.24)
Net realized gain — — (0.01) — — —
Total distributions (0.30) (0.28) (0.26) (0.25) (0.17) (0.24)
NET ASSET
VALUE
End of period $ 13.77 $ 13.17 $ 11.17 $ 10.21 $ 13.46 $ 10.07

T. ROWE PRICE Overseas Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(3)
6.98% 20.64% 11.93% (22.69)% 35.58% (5.37)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.77%
(4)
0.79% 0.78% 0.80% 0.77% 0.80%
Net expenses
after waivers/
payments by
Price Associates 0.77%
(4)
0.79% 0.78% 0.80% 0.77% 0.80%
Net investment
income 2.43%
(4)
2.15% 2.47% 2.26% 1.90% 1.57%
Portfolio turnover
rate 12.1% 8.7% 7.1% 5.0% 12.6% 13.4%
Net assets, end of
period (in millions) $5,730 $5,503 $5,969 $4,556 $6,693 $4,171
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Overseas Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 13.21 $ 11.20 $ 10.24 $ 13.28 $ 9.94 $ 10.74
Investment
activities
Net investment
income
(1)(2)
0.14 0.25 0.26 0.16 0.16 0.15
Net realized and
unrealized gain/
loss 0.75 2.00 0.93 (3.20) 3.31 (0.72)
Total from
investment
activities 0.89 2.25 1.19 (3.04) 3.47 (0.57)
Distributions
Net investment
income (0.27) (0.24) (0.22) — (0.13) (0.23)
Net realized gain — — (0.01) — — —
Total distributions (0.27) (0.24) (0.23) — (0.13) (0.23)
NET ASSET
VALUE
End of period $ 13.83 $ 13.21 $ 11.20 $ 10.24 $ 13.28 $ 9.94

T. ROWE PRICE Overseas Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(3)
6.86% 20.25% 11.59% (22.89)% 35.08% (5.52)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.06%
(4)
1.07% 1.07% 1.04% 1.05% 1.07%
Net expenses
after waivers/
payments by
Price Associates 1.06%
(4)
1.07% 1.07% 1.04% 1.05% 1.07%
Net investment
income 2.12%
(4)
1.91% 2.20% 1.57% 1.24% 1.48%
Portfolio turnover
rate 12.1% 8.7% 7.1% 5.0% 12.6% 13.4%
Net assets, end
of period (in
thousands) $463,462 $461,718 $420,377 $412,647 $11,204 $53,263
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Overseas Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 13.19 $ 11.18 $ 10.22 $ 13.45 $ 10.08 $ 10.86
Investment
activities
Net investment
income
(1)(2)
0.16 0.30 0.31 0.29 0.26 0.17
Net realized and
unrealized gain/
loss 0.74 2.00 0.93 (3.27) 3.31 (0.71)
Total from
investment
activities 0.90 2.30 1.24 (2.98) 3.57 (0.54)
Distributions
Net investment
income (0.33) (0.29) (0.27) (0.25) (0.20) (0.24)
Net realized gain — — (0.01) — — —
Total distributions (0.33) (0.29) (0.28) (0.25) (0.20) (0.24)
NET ASSET
VALUE
End of period $ 13.76 $ 13.19 $ 11.18 $ 10.22 $ 13.45 $ 10.08

T. ROWE PRICE Overseas Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(3)
6.97% 20.77% 12.08% (22.55)% 35.69% (5.18)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.66%
(4)
0.67% 0.67% 0.67% 0.66% 0.66%
Net expenses
after waivers/
payments by
Price Associates 0.66%
(4)
0.67% 0.67% 0.67% 0.66% 0.66%
Net investment
income 2.44%
(4)
2.31% 2.61% 2.48% 2.00% 1.70%
Portfolio turnover
rate 12.1% 8.7% 7.1% 5.0% 12.6% 13.4%
Net assets, end of
period (in millions) $5,819 $6,251 $5,257 $4,162 $5,047 $3,359
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Overseas Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
10/31/20 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 13.30 $ 11.26 $ 10.31 $ 13.55 $ 10.12 $ 7.56
Investment
activities
Net investment
income
(2)(3)
0.21 0.39 0.39 0.37 0.34 0.17
Net realized and
unrealized gain/
loss 0.75 2.01 0.93 (3.28) 3.33 2.39
(4)
Total from
investment
activities 0.96 2.40 1.32 (2.91) 3.67 2.56
Distributions
Net investment
income (0.43) (0.36) (0.36) (0.33) (0.24) —
Net realized gain — — (0.01) — — —
Total distributions (0.43) (0.36) (0.37) (0.33) (0.24) —
NET ASSET
VALUE
End of period $ 13.83 $ 13.30 $ 11.26 $ 10.31 $ 13.55 $ 10.12

T. ROWE PRICE Overseas Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
10/31/20 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(3)(5)
7.43% 21.55% 12.73% (21.99)% 36.60% 33.86%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0.65%
(6)
0.65% 0.66% 0.66% 0.65% 0.66%
(6)
Net expenses
after waivers/
payments by
Price Associates 0.00%
(6)
0.00% 0.00% 0.00% 0.00% 0.00%
(6)
Net investment
income 3.20%
(6)
2.98% 3.28% 3.09% 2.66% 2.73%
(6)
Portfolio turnover
rate 12.1% 8.7% 7.1% 5.0% 12.6% 13.4%
Net assets, end of
period (in millions) $11,059 $10,542 $9,294 $9,029 $11,078 $9,009
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Overseas Stock Fund
April 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 2.7%
Common Stocks 2.7%
ANZ Group Holdings  6,304,370 120,554
BHP Group  3,059,781 72,926
BHP Group (GBP) (1) 4,149,717 98,688
Macquarie Group  1,022,478 126,353
Scentre Group  58,805,134 136,236
Worley  8,272,482 65,907
Total Australia (Cost $591,605) 620,664
CANADA 3.7%
Common Stocks 3.7%
Brookfield  2,797,883 150,306
Definity Financial (1) 2,395,940 119,588
Element Fleet Management  9,756,114 213,649
Great-West Lifeco  3,395,381 132,037
Magna International (USD)  1,294,169 44,985
National Bank of Canada  2,061,495 181,058
Total Canada (Cost $473,389) 841,623
CHILE 0.6%
Common Stocks 0.6%
Antofagasta (GBP)  6,493,318 142,499
Total Chile (Cost $80,947) 142,499
CHINA 0.5%
Common Stocks 0.5%
Alibaba Group Holding, ADR (USD)  450,896 53,851
Tencent Holdings (HKD)  1,013,100 62,053
Total China (Cost $52,364) 115,904
DENMARK 1.0%
Common Stocks 1.0%
Genmab (2) 70,929 15,040

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Novo Nordisk, Class B  3,333,088 222,855
Total Denmark (Cost $314,559) 237,895
FINLAND 1.4%
Common Stocks 1.4%
Mandatum  10,949,702 77,387
Sampo, Class A  17,759,600 177,927
Stora Enso, Class R  7,312,049 67,917
Total Finland (Cost $262,576) 323,231
FRANCE 10.8%
Common Stocks 10.8%
Air Liquide  1,075,178 220,926
AXA  6,654,146 314,714
Edenred  1,624,402 50,660
Engie  9,230,904 190,787
EssilorLuxottica  490,111 141,227
Kering  458,619 93,307
L'Oreal  427,058 188,702
Legrand  1,125,012 123,639
Safran  953,732 253,807
Sanofi  2,431,563 265,993
Societe Generale  3,558,329 185,528
Teleperformance  524,564 57,521
Thales  302,366 84,699
TotalEnergies  5,579,481 317,780
Total France (Cost $1,719,533) 2,489,290
GERMANY 9.3%
Common Stocks 9.3%
BASF  1,994,888 101,878
Covestro (2) 1,652,935 111,258
KION Group  1,766,940 75,194
Muenchener Rueckversicherungs-Gesellschaft  610,371 417,866
Rheinmetall  64,821 110,393
SAP  1,525,166 446,246
Siemens  2,973,306 684,637
Siemens Healthineers  3,554,187 191,597
Total Germany (Cost $1,259,024) 2,139,069

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
HONG KONG 0.7%
Common Stocks 0.7%
AIA Group  16,232,200 121,626
Samsonite Group  26,838,000 48,087
Total Hong Kong (Cost $193,734) 169,713
INDIA 0.6%
Common Stocks 0.6%
HDFC Bank  6,460,725 146,749
Total India (Cost $128,621) 146,749
IRELAND 0.7%
Common Stocks 0.7%
DCC (GBP)  1,473,811 96,325
Kingspan Group  739,903 62,437
Total Ireland (Cost $154,050) 158,762
ITALY 2.9%
Common Stocks 2.9%
Intesa Sanpaolo  26,928,082 143,750
Moncler  1,997,541 123,290
Prysmian (1) 3,504,087 192,487
UniCredit (1) 3,623,815 210,837
Total Italy (Cost $379,301) 670,364
JAPAN 18.7%
Common Stocks 18.7%
Astellas Pharma  5,811,800 58,200
Chugai Pharmaceutical  2,982,500 171,821
Denso (1) 8,354,000 107,866
Electric Power Development  4,454,500 78,201
Hamamatsu Photonics  4,214,300 38,970
Isetan Mitsukoshi Holdings  6,757,200 86,860
KDDI  10,200,100 180,783
LY  18,177,700 68,749
Mitsubishi (1) 5,258,400 99,839

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Mitsubishi Electric  11,653,500 225,442
Mitsubishi UFJ Financial Group  18,696,000 235,553
Mitsui Fudosan  20,315,200 201,337
Murata Manufacturing  4,018,800 57,254
NEC  834,000 20,302
Nomura Research Institute  3,736,000 141,473
Panasonic Holdings  12,500,500 143,330
Recruit Holdings  2,363,000 130,946
Renesas Electronics  6,021,700 70,666
Seven & i Holdings  11,032,000 162,398
Shimizu  6,934,400 74,081
Shin-Etsu Chemical  4,876,000 148,384
SMC (1) 179,200 57,996
Sony Group  11,817,000 311,766
Stanley Electric  288,300 5,402
Subaru  4,468,300 80,912
Sumitomo  7,182,100 175,361
Sumitomo Mitsui Trust Group  4,007,634 99,144
Suzuki Motor  9,425,500 112,952
Sysmex  3,602,100 66,866
TechnoPro Holdings  4,457,600 99,403
Tokio Marine Holdings  8,100,600 324,691
Tokyo Electron  896,700 133,517
Toyota Industries  651,700 76,428
Toyota Motor  13,978,200 266,976
Total Japan (Cost $3,063,122) 4,313,869
NETHERLANDS 6.2%
Common Stocks 6.2%
Adyen (2) 42,706 69,107
AerCap Holdings (USD)  726,641 77,024
Akzo Nobel  1,535,015 96,912
Argenx, ADR (USD) (2) 191,460 123,519
ASML Holding  536,080 358,874
BE Semiconductor Industries (1) 570,779 61,818
CVC Capital Partners (2) 4,644,115 82,864
Heineken  1,883,361 168,589
ING Groep (1) 11,219,014 217,866
Koninklijke Philips (2) 6,918,550 175,592
Total Netherlands (Cost $1,103,553) 1,432,165

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
NORWAY 2.5%
Common Stocks 2.5%
DNB Bank  9,363,602 234,073
Equinor  9,540,670 215,959
Storebrand  11,097,699 133,989
Total Norway (Cost $420,367) 584,021
SINGAPORE 1.8%
Common Stocks 1.8%
DBS Group Holdings  4,905,040 159,361
United Overseas Bank  7,010,000 186,178
Wilmar International  32,404,900 76,005
Total Singapore (Cost $289,066) 421,544
SOUTH KOREA 1.3%
Common Stocks 1.3%
KT  3,478,279 130,919
Samsung Electronics  4,143,136 161,655
Total South Korea (Cost $189,556) 292,574
SPAIN 2.1%
Common Stocks 2.1%
Amadeus IT Group  1,962,078 154,441
Banco Santander (1) 25,009,311 176,087
Puig Brands, Class B (2) 3,577,612 66,986
Redeia  4,581,517 96,076
Total Spain (Cost $430,755) 493,590
SWEDEN 2.4%
Common Stocks 2.4%
Autoliv, SDR  1,343,135 125,988
Sandvik (1) 6,589,933 136,045
Skandinaviska Enskilda Banken, Class A (1) 8,985,365 142,577
Telefonaktiebolaget LM Ericsson, Class B  17,336,812 146,451
Total Sweden (Cost $507,955) 551,061

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SWITZERLAND 8.1%
Common Stocks 8.1%
ABB  4,494,104 237,337
Alcon  1,191,425 115,759
Barry Callebaut  22,213 19,914
Holcim  830,538 92,811
Julius Baer Group  2,030,316 131,662
Nestle  5,132,415 546,281
Novartis  2,464,425 281,086
Roche Holding  1,143,120 373,785
Sonova Holding  203,200 62,467
Total Switzerland (Cost $1,383,515) 1,861,102
TAIWAN 2.1%
Common Stocks 2.1%
Largan Precision  501,000 35,717
Taiwan Semiconductor Manufacturing  15,838,089 448,765
Total Taiwan (Cost $116,511) 484,482
UNITED KINGDOM 16.0%
Common Stocks 16.0%
Admiral Group  2,409,917 104,813
Ashtead Group  702,801 37,623
AstraZeneca, ADR (USD)  5,413,335 388,623
Aviva  11,899,974 89,159
Barclays  30,168,816 120,182
Bridgepoint Group  18,630,594 66,788
BT Group  71,894,127 166,863
Bunzl  3,498,909 109,952
Compass Group  8,226,322 277,349
Diageo  4,363,684 122,534
Dowlais Group  31,593,859 24,511
Johnson Matthey  3,378,617 58,171
Kingfisher  42,962,393 165,126
Lloyds Banking Group  179,396,286 176,253
Melrose Industries  26,818,094 155,902
National Grid  16,499,443 238,155
Next  1,232,928 203,404

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Persimmon  4,261,705 73,753
Segro  6,709,360 61,033
Shell, ADR (USD) (1) 3,680,559 237,322
Standard Chartered  11,312,475 162,936
Unilever  8,091,525 515,187
WPP  15,738,869 122,016
Total United Kingdom (Cost $3,166,821) 3,677,655
UNITED STATES 1.6%
Common Stocks 1.6%
Broadcom  1,147,816 220,920
NXP Semiconductors  787,191 145,087
Total United States (Cost $73,065) 366,007
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 4.38% (3)(4) 191,770,393 191,770
Total Short-Term Investments (Cost $191,770) 191,770
SECURITIES LENDING COLLATERAL 2.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.8%
Money Market Funds 2.8%
T. Rowe Price Government Reserve Fund, 4.38% (3)(4) 644,376,372 644,376
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 644,376
Total Securities Lending Collateral (Cost $644,376) 644,376
Total Investments in Securities
101.3% of Net Assets
(Cost $17,190,135) $ 23,369,979
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) See Note 3 . All or a portion of this security is on loan at April 30, 2025.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Overseas Stock Fund

.
.
.
.
.
.
.
.
.
.
(4) Affiliated Companies
ADR American Depositary Receipts
GBP British Pound
HKD Hong Kong Dollar
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE Overseas Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.38% $ — $ — $ 4,530++
Totals $ —# $ — $ 4,530+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
4/30/25
T. Rowe Price Government
Reserve Fund, 4.38% $ 664,483  ¤  ¤ $ 836,146
Total $ 836,146^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $4,530 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $836,146.

T. ROWE PRICE Overseas Stock Fund
April 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $17,190,135) $ 23,369,979
Dividends receivable 112,504
Receivable for investment securities sold 79,419
Foreign currency (cost $61,849) 61,769
Receivable for shares sold 11,184
Due from affiliates 5,584
Other assets 135,115
Total assets 23,775,554
Liabilities
Obligation to return securities lending collateral 644,376
Payable for investment securities purchased 29,001
Payable for shares redeemed 16,067
Investment management fees payable 11,492
Payable to directors 6
Other liabilities 3,484
Total liabilities 704,426
NET ASSETS $ 23,071,128

T. ROWE PRICE Overseas Stock Fund
April 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 5,322,843
Paid-in capital applicable to 1,672,014,249 shares of $0.01
par value capital stock outstanding; 18,000,000,000 shares
of the Corporation authorized 17,748,285
NET ASSETS $ 23,071,128
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $5,730,188; Shares outstanding:
416,092,449) $ 13.77
Advisor Class
(Net assets: $463,462; Shares outstanding: 33,516,439) $ 13.83
I Class
(Net assets: $5,818,874; Shares outstanding:
422,866,052) $ 13.76
Z Class
(Net assets: $11,058,604; Shares outstanding:
799,539,309) $ 13.83

T. ROWE PRICE Overseas Stock Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
4/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $23,356) $ 354,996
Securities lending 1,317
Other 26
Total income 356,339
Expenses
Investment management 71,169
Shareholder servicing
Investor Class $ 3,234
Advisor Class 339
I Class 256 3,829
Rule 12b-1 fees
Advisor Class 559
Prospectus and shareholder reports
Investor Class 75
Advisor Class 5
I Class 77
Z Class 2 159
Custody and accounting 1,774
Registration 92
Legal and audit 74
Directors 36
Miscellaneous 183
Waived / paid by Price Associates (34,652)
Total expenses 43,223
Net investment income 313,116

T. ROWE PRICE Overseas Stock Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $984) 264,788
Foreign currency transactions (2,399)
Net realized gain 262,389
Change in net unrealized gain / loss
Securities 987,630
Other assets and liabilities denominated in foreign currencies 9,616
Change in net unrealized gain / loss 997,246
Net realized and unrealized gain / loss 1,259,635
INCREASE IN NET ASSETS FROM OPERATIONS $ 1,572,751

T. ROWE PRICE Overseas Stock Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/25
Year
Ended
10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 313,116 $ 602,176
Net realized gain (loss) 262,389 (144,952)
Change in net unrealized gain / loss 997,246 3,882,644
Increase in net assets from operations 1,572,751 4,339,868
Distributions to shareholders
Net earnings
Investor Class (124,751) (150,604)
Advisor Class (9,263) (8,902)
I Class (150,761) (138,558)
Z Class (342,484) (291,388)
Decrease in net assets from distributions (627,259) (589,452)
Capital share transactions
*
Shares sold
Investor Class 503,981 779,974
Advisor Class 1,130 5,617
I Class 725,597 1,637,658
Z Class 384,027 771,692
Distributions reinvested
Investor Class 122,953 148,258
Advisor Class 9,252 8,893
I Class 131,135 117,437
Z Class 342,484 291,388
Shares redeemed
Investor Class (650,707) (2,416,562)
Advisor Class (29,139) (47,766)
I Class (1,549,338) (1,728,164)
Z Class (624,149) (1,500,659)
Decrease in net assets from capital share
transactions (632,774) (1,932,234)

T. ROWE PRICE Overseas Stock Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/25
Year
Ended
10/31/24
Net Assets
Increase during period 312,718 1,818,182
Beginning of period 22,758,410 20,940,228
End of period $ 23,071,128 $ 22,758,410
*Share information (000s)
Shares sold
Investor Class 38,228 61,250
Advisor Class 85 446
I Class 55,784 128,411
Z Class 28,885 61,001
Distributions reinvested
Investor Class 9,553 12,103
Advisor Class 715 722
I Class 10,197 9,587
Z Class 26,569 23,729
Shares redeemed
Investor Class (49,524) (189,723)
Advisor Class (2,235) (3,756)
I Class (117,195) (134,180)
Z Class (48,311) (117,446)
Decrease in shares outstanding (47,249) (147,856)

T. ROWE PRICE Overseas Stock Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Overseas Stock
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments in the common stocks of non-U.S. companies. The fund has four classes of shares: the Overseas Stock Fund (Investor Class), the
Overseas Stock Fund–Advisor Class (Advisor Class), the Overseas Stock
Fund–I Class (I Class) and the Overseas Stock Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on

T. ROWE PRICE Overseas Stock Fund

the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended April 30, 2025, the fund realized $26,432,000 of net gain on
$65,822,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the

T. ROWE PRICE Overseas Stock Fund

NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Overseas Stock Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Overseas Stock Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Overseas Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,291,331 $ 21,242,502 $ — $ 22,533,833
Short-Term Investments 191,770 — — 191,770
Securities Lending Collateral 644,376 — — 644,376
Total $ 2,127,477 $ 21,242,502 $ — $ 23,369,979

T. ROWE PRICE Overseas Stock Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
April 30, 2025, the value of loaned securities was $602,398,000; the value of cash collateral and related investments was $644,376,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,701,506,000 and
$3,739,007,000, respectively, for the six months ended April 30, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Overseas Stock Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2024, the fund had
$1,216,934,000 of available capital loss carryforwards.
At April 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $17,192,569,000. Net unrealized gain aggregated $6,185,616,000 at period-end, of which $7,129,791,000 related to appreciated investments and $944,175,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a

T. ROWE PRICE Overseas Stock Fund

graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2025, the effective annual group fee rate was 0.28%.
Effective May 1, 2021, Price Associates has contractually agreed, at least through December 31, 2026, to waive a portion of its management fee so that an individual fund fee of 0.2975% is applied to the fund’s average daily net assets that are equal to or greater than $25 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s
Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. No management fees were waived under this arrangement for the six months ended April 30, 2025.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment

T. ROWE PRICE Overseas Stock Fund

is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended April 30, 2025 as indicated in the table below. At April 30, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended April 30, 2025, expenses incurred pursuant to these service agreements were $59,000 for Price Associates; $250,000 for T. Rowe Price Services, Inc.;
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.99% 1.24% 0.05% 0.00%
Expense limitation date 12/31/27 12/31/27 12/31/27 N/A
(Waived)/repaid during the
period ($000s) $— $— $— $(34,652)

T. ROWE PRICE Overseas Stock Fund

and $49,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended April 30, 2025, the fund was charged $102,000 for shareholder servicing costs related to the college savings plans, of which $40,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
April 30, 2025, approximately 9% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At April 30, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.

T. ROWE PRICE Overseas Stock Fund

As of April 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 4,523,589 shares of the Investor Class, representing 1% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Overseas Stock Fund

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Overseas Stock Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 12–13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory
Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The
independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

T. ROWE PRICE Overseas Stock Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that, effective January 1, 2024, the Adviser began using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.

T. ROWE PRICE Overseas Stock Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the rate decreases as total
T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in T. Rowe
Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. The fund’s individual fund fee contains a breakpoint that reduces the individual fund fee rate once the fund’s assets reach a certain level and provides additional opportunities for sharing potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that requires the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.

T. ROWE PRICE Overseas Stock Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the second quintile (Investor Class Expense
Group, Advisor Class Expense Group, and Expense Universe), and the fund’s total expenses ranked in the second quintile (Investor Class Expense Group and
Expense Universe) and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s

T. ROWE PRICE Overseas Stock Fund

responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F165-051 6/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2025